RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

16. RELATED-PARTY TRANSACTIONS

Key management personnel are Titan Medical Inc.'s, President & Chief Executive Officer, Chief Financial Officer and Senior Vice-President R&D, General Counsel & Corporate Secretary.

The executive compensation expense to the key management personnel and the Board is as follows:

		Year ended December 31,
	2021	2020	2019
	$	$	$
Salaries and Benefits	1,570	670	803
Board fees	294	132	199
Stock-based compensation	3,093	455	693
Balance at December 31, 2021	4,957	1,257	1,695